P/E Global Enhanced International Fund
Schedule of Investments
May 31, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 55.6%		Value
U.S. Treasury Bills - 55.6%	Par
4.22%, 06/10/2025 (a)	8,500,000	$8,492,062
4.24%, 07/15/2025 (a)	8,500,000	8,457,282
TOTAL SHORT-TERM INVESTMENTS (Cost $16,947,307)		16,949,344

TOTAL INVESTMENTS - 55.6% (Cost $16,947,307)		16,949,344
Other Assets in Excess of Liabilities - 44.4%		13,558,150
TOTAL NET ASSETS - 100.0%		$30,507,494
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	The rate shown is the annualized effective yield as of May 31, 2025.

P/E Global Enhanced International Fund
Schedule of Futures Contracts
May 31, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
MSCI EAFE Index	234	06/20/2025	$30,472,650	$1,378,696
US Dollar/Norwegian Krone Cross Currency Rate	2	06/16/2025	199,884	(8,948)
US Dollar/Swedish Krona Cross Currency Rate	7	06/16/2025	699,051	(20,240)
				$1,349,508
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Australian Dollar/US Dollar Cross Currency Rate	(180)	06/16/2025	$11,598,300	$(256,132)
British Pound/US Dollar Cross Currency Rate	(63)	06/16/2025	5,303,812	(115,220)
Canadian Dollar/US Dollar Cross Currency Rate	(7)	06/17/2025	510,685	(7,146)
Euro/US Dollar Cross Currency Rate	(257)	06/16/2025	36,526,125	(967,131)
Japanese Yen/US Dollar Cross Currency Rate	(102)	06/16/2025	8,875,913	30,702
Mexican Peso/US Dollar Cross Currency Rate	(6)	06/16/2025	154,500	(10,917)
New Zealand Dollar/US Dollar Cross Currency Rate	(12)	06/16/2025	717,240	(23,996)
Swiss Franc/US Dollar Cross Currency Rate	(17)	06/16/2025	2,588,887	20,615
				$(1,329,225)
Net Unrealized Appreciation (Depreciation)				$20,283

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

P/E Global Enhanced International Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Investments	–	16,949,344	–	16,949,344
Total Investments	–	16,949,344	–	16,949,344

Other Financial Instruments:
Futures Contracts*	1,430,013	–	–	1,430,013
Total Other Financial Instruments	1,430,013	–	–	1,430,013

Liabilities:
Other Financial Instruments:
Futures Contracts*	(1,409,730)	–	–	(1,409,730)
Total Other Financial Instruments	(1,409,730)	–	–	(1,409,730)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of May 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.